Financial Instruments - Summary of Derivative Financial Instruments into Relevant Maturity Groupings (Details) - Derivative Financial Instruments - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Financial Instruments [Line Items]
Nominal value	$ 3,455	$ 3,364
Exchange Forward And Option Contracts
Disclosure Of Financial Instruments [Line Items]
Nominal value	3,455	3,364
Exchange Forward And Option Contracts | Not later than one month [member]
Disclosure Of Financial Instruments [Line Items]
Nominal value	1,304	1,601
Exchange Forward And Option Contracts | Later than one month and not later than three months [member]
Disclosure Of Financial Instruments [Line Items]
Nominal value	1,914	1,358
Exchange Forward And Option Contracts | Later than three months and not later than one year [member]
Disclosure Of Financial Instruments [Line Items]
Nominal value	$ 237	$ 405